S000009185 [Member] Expense Example, No Redemption - S000009185 [Member]	Dec. 31, 2025 USD ($)
C000122739 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 86
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	506
Expense Example, No Redemption, 10 Years	1,135
C000251060 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	567
Expense Example, No Redemption, 10 Years	1,265
C000024958 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	692
Expense Example, No Redemption, 3 Years	954
Expense Example, No Redemption, 5 Years	1,236
Expense Example, No Redemption, 10 Years	2,036
C000024961 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	567
Expense Example, No Redemption, 10 Years	1,265
C000097733 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	533
Expense Example, No Redemption, 10 Years	$ 1,193